Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
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Commitments and Contingencies
14 –	Commitments and Contingencies
In connection with its Streams, the Company has committed to purchase the following:

Stream	% of Life of Mine Gold or Relevant Commodity 5,6,7,8,9,10	Per Ounce Cash Payment: lesser of amount below and the then prevailing market price of commodity (unless otherwise noted) 1,2,3,4

Black Fox	8%	$566

Chapada	4.2%	30% of copper spot price

Entrée	5.62% on Hugo North Extension and 4.26% on Heruga	$220

Karma	1.625%	20% of gold spot price

Relief Canyon	32,022 ounces over 5.5 years and 4% thereafter	Varies

Santa Elena	20%	$468

Vatukoula	25,920 ounces over 5.5 years and 2.9% thereafter	20% of gold spot price
Yamana silver stream	20%	30% of silver spot price

1	Subject to an annual inflationary adjustment.

2
For the Relief Canyon stream, after receipt of 32,022 gold ounces (the cost of which is nil), the Company is entitled to purchase 4.0% of the gold and silver produced from the Relief Canyon Project for ongoing per ounce cash payments equal to 30%–65% of the spot price of gold or silver, with the range dependent on the concession’s existing royalty obligations.

3	For the Entrée Gold Stream, after approximately 8.6 million ounces of gold have been produced fr o m the joint venture property, the price increases to $500 per gold ounce.

4
For the Entrée silver stream, percentage of life of mine is 5.62% on Hugo North Extension and 4.26% on Heruga which the Company can purchase for the lesser of the prevailing market price and $5 per ounce of silver until 40.3 million ounces of silver have been produced from the entire joint venture property. Thereafter, the purchase price will increase to the lesser of the prevailing market price and $10 per ounce of silver.

5	For the Entrée Gold and silver stream, percentage of life of mine is 5.62% on Hugo North Extension and 4.26% on Heruga if the minerals produced are contained below 560 metres in depth.

6	For the Entrée Gold and silver stream, percentage of life of mine is 8.43% on Hugo North Extension and 6.39% on Heruga if the minerals produced are contained above 560 metres in depth.

7
For the Entrée copper stream, the Company has committed to purchase an amount equal to 0.42% of the copper produced from the Hugo North Extension and Heruga deposits. If the minerals produced are contained above 560 metres in depth, then the commitment increases to 0.62% for both the Hugo North Extension and Heruga deposits. Sandstorm will make ongoing per pound cash payments equal to the lesser of $0.50 and the then prevailing market price of copper, until 9.1 billion pounds of copper have been produced from the entire joint venture property. Thereafter, the ongoing per pound payments will increase to the lesser of $1.10 and the then prevailing market price of copper.

8
For the Chapada copper stream, the Company has committed to purchase an amount equal to 4.2% of the copper produced (up to an annual maximum of 3.9 million pounds of copper) until the mine has delivered 39 million pounds of copper to Sandstorm; then 3.0% of the copper produced until, on a cumulative basis, the mine has delivered 50 million pounds of copper to Sandstorm; then 1.5% of the copper produced thereafter, for the life of the mine.

9
Under the terms of the Yamana silver stream, Sandstorm has agreed to purchase an amount of silver from Cerro Moro equal to 20% of the silver produced (up to an annual maximum of 1.2 million ounces of silver), until Yamana has delivered to Sandstorm 7.0 million ounces of silver; then 9.0% of the silver produced thereafter.

10
Under the terms of the Vatukoula stream, after receipt of 25,920 gold ounces (the cost of which is 20% of the spot price), the Company is entitled to purchase 2.9% for the first 100,000 ounces of gold produced in a calendar year, and 2.55% for the volume of production above 100,000 ounces.

As previously disclosed, Sandstorm became aware that a third party commenced legal proceedings against it in a Brazilian court. The proceedings involve severance owed to former employees of Colossus Mineração Ltda., a Brazilian subsidiary company of Colossus Minerals Inc. (an entity with which Sandstorm entered into a Stream). Since these severance claims, estimated to be approximately
$8
million, remain outstanding, the claimants are seeking to recoup their claims from Sandstorm. Sandstorm intends on defending itself as it believes the case is without merit.
Subject to certain milestones, the Company has $3 million remaining to remit with respect to the Vatukoula Gold Stream agreement. The Vatukoula Gold Stream is further discussed in note 5 (b).
Sandstorm entered into an agreement to subscribe for shares of Americas Gold in an amount up to $10.8 million in 2022, at the option of Americas Gold.
In December 2021, the Company announced a $60 million financing package with Bear Creek Mining to facilitate its acquisition of the producing Mercedes gold-silver mine in Mexico from Equinox Gold Corp. The financing package includes a $37.5 million Gold Stream and a $22.5 million convertible debenture. The transaction is expected to close by March 31, 2022 and gold deliveries to Sandstorm will commence immediately thereafter.